Retirement benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Return on plan assets excluding interest income or expense, before tax, defined benefit plans		$ 132	$ 69
Employer contributions		46	$ 35
Net defined benefit liability		$ 215
Weighted average duration of defined benefit obligation		20 years	19 years
Actuarial assumption of expected rates of pension increases		450.00%
Actuarial Assumption of Expected Rates of Pension, Yearly decrease		0.25
Post-employment benefit expense, defined contribution plans		$ 29	$ 13
Forecast
Disclosure of defined benefit plans [line items]
Employer contributions	$ 47
Maximum
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of pension increases		6.25%
Post-employment medical defined benefit plans
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans		$ 1	1
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans		89	68
Net defined benefit liability		$ 145	$ 267